Leases - Future Minimum Lease Payments 840 (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 4,330
2023	4,517
2024	4,625
2025	4,015
2026	3,030
Thereafter	5,772
Total future annual minimum lease payments	$ 26,289